Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 39,642,444
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	26,260,965
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	4,623,428
Operating Loss Carryforwards Expiration Year	2034
Deferred Tax Assets, Tax Credit Carryforwards, Research	1,190,024	1,190,023
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	1,311,700	1,156,590
Equity Method Investment, Ownership Percentage	50.01%
Tax Credit Carryforward, Expiration Date	Dec. 31, 2034
Minimum [Member]
Income Taxes [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
State [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	270,647
Federal [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	894,872
Foreign [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 24,505